Employee Benefit Plans (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Employee Benefit Plans [Abstract]
Schedule of defined benefit plans disclosure
The following table provides the components of net periodic benefit costs:

	Pension Benefits
	Three Months Ended		Six Months Ended
	March 24, 2012	March 26, 2011	March 24, 2012	March 26, 2011
Interest cost	$1,577	$1,705	$3,155	$3,411
Expected return on plan assets	(1,416)	(1,573)	(2,833)	(3,147)
Recognized net actuarial loss	1,318	1,180	2,636	2,360

Net periodic benefit cost	$1,479	$1,312	$2,958	$2,624

	Postretirement Benefits
	Three Months Ended		Six Months Ended
	March 24, 2012	March 26, 2011	March 24, 2012	March 26, 2011
Service Cost	$2	$2	$3	$4
Interest cost	200	213	401	427
Amortization of prior service costs	(122)	(122)	(244)	(244)
Recognized net actuarial loss	-	(9)	-	(18)

Net periodic benefit cost	$80	$84	$160	$169

The following tables provide a reconciliation of the changes in the benefit obligations and the fair value of the plan assets for fiscal 2011 and 2010 and a statement of the funded status for both years.  Under the Partnership's cash balance defined benefit pension plan, the accumulated benefit obligation and the projected benefit obligation are the same.

	Pension Benefits		Retiree Health and Life Benefits
	2011	2010	2011	2010
Reconciliation of benefit obligations:
Benefit obligation at beginning of year	$157,626	$157,187	$20,932	$21,127
Service cost	-	-	7	7
Interest cost	6,822	7,503	855	1,013
Actuarial loss	9,165	9,059	631	285
Lump sum benefits paid	(6,365)	(7,889)	-	-
Ordinary benefits paid	(8,129)	(8,234)	(1,530)	(1,500)
Benefit obligation at end of year	$159,119	$157,626	$20,895	$20,932

Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$139,889	$140,055	$-	$-
Actual return on plan assets	7,503	15,957	-	-
Employer contributions	-	-	1,530	1,500
Lump-sum benefits paid	(6,365)	(7,889)	-	-
Ordinary benefits paid	(8,129)	(8,234)	(1,530)	(1,500)
Fair value of plan assets at end of year	$132,898	$139,889	$-	$-

Funded status:
Funded status at end of year	$(26,221)	$(17,737)	$(20,895)	$(20,932)

Amounts recognized in consolidated balance sheets consist of:
Net amount recognized at end of year	$(26,221)	$(17,737)	$(20,895)	$(20,932)
Less: Current portion	-	-	1,669	1,620
Non-current benefit liability	$(26,221)	$(17,737)	$(19,226)	$(19,312)

Amounts not yet recognized in net periodic benefit cost and included in accumulated other comprehensive income (loss):
Actuarial net (loss) gain	$(59,502)	$(56,267)	$1,825	$2,492
Prior service credits	-	-	2,358	2,848
Net amount recognized in accumulated other comprehensive (loss) income	$(59,502)	$(56,267)	$4,183	$5,340

Percentage allocation of plan assets	The following table presents the actual allocation of assets held in trust as of September 24, 2011 and September 25, 2010:
	2011	2010

Fixed income securities	88%	86%
Equity securities	12%	14%
	100%	100%

Schedule of measurement of partnership's pension plan assets by category
The following table describes the measurement of the Partnership's pension plan assets by asset category:

	As of September 24, 2011	As of September 25, 2010
Short term investments (1)	$1,439	$1,259

Equity securities: (1) (2)
Domestic	10,823	13,042
International	5,342	6,563

Fixed income securities (1) (3)	115,294	119,025
	$132,898	$139,889

(1)	Includes funds which are not publicly traded and are valued at the net asset value of the units provided by the fund issuer.
(2)	Includes funds which invest primarily in a diversified portfolio of publicly traded US and Non-US common stock.
(3)	Includes funds which invest primarily in publicly traded and non-publicly traded, investment grade corporate bonds, U.S. government bonds and asset-backed securities.

Schedule of expected benefit payments
 Estimated future benefit payments for both pension and retiree health and life benefits are as follows:

Fiscal Year	Pension Benefits	Retiree Health and Life Benefits
2012	$27,452	$1,669
2013	13,804	1,603
2014	13,303	1,540
2015	12,494	1,466
2016	12,079	1,382
2017 through 2021	51,118	5,553

Schedule of net benefit costs
The following table provides the components of net periodic benefit costs included in operating expenses for fiscal 2011, 2010 and 2009:

	Pension Benefits			Retiree Health and Life Benefits
	2011	2010	2009	2011	2010	2009

Service cost	$-	$-	$-	$7	$7	$4
Interest cost	6,822	7,503	9,487	855	1,013	1,381
Expected return on plan assets	(6,295)	(8,080)	(9,205)	-	-	-
Amortization of prior service credit	-	-	-	(490)	(490)	(490)
Settlement charge	-	2,818	-	-	-	-
Recognized net actuarial loss	4,721	5,374	4,050	(35)	(65)	(312)
Net periodic benefit costs	$5,248	$7,615	$4,332	$337	$465	$583

Schedule of assumptions used
The assumptions used in the measurement of the Partnership's benefit obligations as of September 24, 2011 and September 25, 2010 are shown in the following table:

	Pension Benefits		Retiree Health and Life Benefits
	2011	2010	2011	2010

Weighted-average discount rate	4.375%	4.750%	4.000%	4.250%
Average rate of compensation increase	n/a	n/a	n/a	n/a

The assumptions used in the measurement of net periodic pension benefit and postretirement benefit costs for fiscal 2011, 2010 and 2009 are shown in the following table:

	Pension Benefits			Retiree Health and Life Benefits
	2011	2010	2009	2011	2010	2009

Weighted-average discount rate	4.750%	5.125%	7.625%	4.250%	5.000%	7.625%
Average rate of compensation increase	n/a	n/a	n/a	n/a	n/a	n/a
Weighted-average expected long-term rate of return on plan assets	5.000%	6.250%	7.390%	n/a	n/a	n/a
Health care cost trend	n/a	n/a	n/a	7.950%	8.150%	9.000%